Retirement Benefits (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended							9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 ETP [Member]	Dec. 31, 2012 ETP [Member]	Dec. 31, 2011 ETP [Member]	Dec. 31, 2013 Sunoco [Member]	Dec. 31, 2012 Southern Union [Member]	Dec. 31, 2013 Pension Benefits	Dec. 31, 2012 Pension Benefits	Dec. 31, 2013 Pension Benefits Equity [Member]	Dec. 31, 2013 Pension Benefits Equity [Member] Sunoco [Member]	Dec. 31, 2013 Pension Benefits Fixed Income Investments [Member]	Dec. 31, 2013 Pension Benefits Fixed Income Investments [Member] Sunoco [Member]	Dec. 31, 2013 Pension Benefits Alternative Assets [Member]	Dec. 31, 2013 Pension Benefits Cash [Member]	Dec. 31, 2013 Pension Benefits Private Equity Funds [Member] Sunoco [Member]	Dec. 31, 2013 Other Postretirement Benefits	Dec. 31, 2012 Other Postretirement Benefits	Dec. 31, 2013 Other Postretirement Benefits Southern Union [Member]	Dec. 31, 2013 Other Postretirement Benefits Equity [Member]	Dec. 31, 2013 Other Postretirement Benefits Fixed Income Investments [Member]	Dec. 31, 2013 Other Postretirement Benefits Cash [Member]	Dec. 31, 2013 Other Postretirement Benefits
Retirement Benefits [Line Items]
Pretax curtailment gain								$ 75
Large Cap US Equitiies									66.00%	36.00%								41.00%	19.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum											25.00%		15.00%		10.00%						25.00%	65.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum											70.00%		35.00%		35.00%						35.00%	75.00%
Defined Benefit Plan, Target Plan Asset Allocations												35.00%		55.00%			10.00%
Noncurrent refund liability								60
Gain on curtailment of other postretirement benefit plans	0	15	0						0	0								0	15	15
Defined Contribution Plan, Cost Recognized				47	30	17
Other Postretirement Defined Benefit Plan, Liabilities, Noncurrent							200
Defined Benefit Plan, Target Allocation Percentage, Cash Minimum																0.00%							0.00%
Defined Benefit Plan, Target Allocation Percentage, Cash Maximum																10.00%							10.00%
Fixed Income Securities									10.00%	54.00%								48.00%	74.00%
Cash Fund Investments																		6.00%	4.00%
Other Investments - Plan Asset Allocation									24.00%	10.00%								5.00%	3.00%
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months									$ 23															$ 18